Subsequent events (Q1) (Details) - Subsequent Event - Term Loan - Line of Credit $ in Millions	Apr. 13, 2023 USD ($)
Subsequent Event [Line Items]
Face amount	$ 50.0
Debt tranche one
Subsequent Event [Line Items]
Face amount	15.0
Debt tranche two
Subsequent Event [Line Items]
Face amount	15.0
Debt tranche three
Subsequent Event [Line Items]
Face amount	$ 20.0